Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 55,291	$ 45,681
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	41,489	39,881
Amortization and write off of financing costs	611	540
Amortization of deferred drydocking and special survey	4,029	3,936
Amortization of unearned revenue	0	(313)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,861)	(1,458)
Loss (gain) on derivative instruments	(5,460)	679
Gain on sale/disposal of vessels, net	(6,460)	(1,303)
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	(10,757)	(786)
Due from related parties	(1,566)	3,064
Inventories	(4,987)	(3,314)
Insurance claims receivable	35	395
Prepayments and other	(2,969)	(1,144)
Accounts payable	4,266	2,163
Accrued liabilities	4,820	167
Unearned revenue	(1,142)	(992)
Other current liabilities	33	(90)
Drydockings	(3,903)	(4,069)
Accrued charter revenue	6,634	985
Net Cash provided by Operating Activities	78,103	84,022
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessel acquisitions	(324,466)	(69,196)
Vessels acquisitions/ Addition to vessel cost	(47,104)	(54,900)
Proceeds from the sale of vessels, net	6,652	17,426
Net cash used in Investing Activities	(364,918)	(106,670)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Follow-on offering proceeds, net of related expenses	0	100,584
Proceeds from long-term debt	251,868	199,300
Repayment of long-term debt	(74,138)	(90,232)
Payment of financing costs	(93)	(457)
Dividends paid	(40,392)	(34,587)
(Increase) decrease in restricted cash	(5,349)	(8,266)
Net cash provided by Financing Activities	131,896	166,342
Net increase / (decrease) in cash and cash equivalents	(154,919)	143,694
Cash and cash equivalents at beginning of the period	267,321	97,996
Cash and cash equivalents at end of the period	112,402	241,690
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 13,961	$ 13,500